Subsequent events (Details Narrative) - USD ($)	Aug. 11, 2026	Nov. 21, 2025
Subsequent Event [Line Items]
Aggregate offering price		$ 250,000,000
Subsequent Event [Member] | Sales Agreement [Member] | D. Boral [Member]
Subsequent Event [Line Items]
Aggregate offering price	$ 3,539,021